Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Other Payables and Accrued Expenses
(9)	Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of December 31,
	2017	2018
	RMB	RMB

Business and other tax payables	58,970	70,237
Refundable deposits from employees and agents	30,716	26,790
Refundable share rights deposits (Note 8(b))	-	8,184
Professional fees	3,372	17,105
Accrued expenses to third parties	47,139	42,324
Payables for addition of office equipment, furniture and fixtures	8,618	8,618
Contributions from members of eHuzhu mutual aid program	56,890	62,459
Others	36,189	19,107
	241,894	254,824